Dec. 09, 2021
Sphere 500 Fossil Free Fund
Sphere 500 Fossil Free Fund
Investment Objective
The Sphere 500 Fossil Free Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.07%
Distribution (12b-1) and/or Service Fees	None
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.12%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$12	$39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index
The Index is a modified version of the BITA US 500 Giants Index (the “Reference Index”). The Fund’s index provider, OurSphere.org (the “Index Provider”), removes fossil fuel companies from the investable universe in the Reference Index using data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental and social corporate responsibility through shareholder advocacy. The Reference Index aims to track the market performance of the largest 500 listed companies, as measured by market capitalization, that trade at regulated U.S. stock exchanges. The Index is designed to measure the market performance of the Reference Index as adjusted by removing fossil fuel companies from the investable universe.
The composition of the Reference Index includes the 500 largest companies by market capitalization that trade at regulated U.S. stock exchanges. The Reference Index is then adjusted to remove fossil fuel companies to create the investable universe of the Index. Fossil fuel companies are designated as such using multiple screens and typically include companies in the coal and oil/gas industries, as well as fossil-fired utility companies.
On a monthly basis, As You Sow publishes a list of companies that are considered to be fossil fuel companies, based on one or more of the following screens:

Coal screen:
The coal screen is comprised of (i) companies assigned to the coal industry as determined by the Morningstar Global Equity Classification Structure (“Morningstar”) (i.e., companies that engage in mining coal), (ii) companies on the Global Coal Exit List (“GCEL”), as maintained by Urgewald, a German environmental and human rights non-governmental organization, with coal mining operations, and (iii) the top 100 coal reserve holders from the Carbon Underground 200, a list compiled and maintained by FFI Solutions, a research and analytics firm.

Oil/gas screen:	The oil/gas screen is comprised of (i) companies assigned by Morningstar to one of the following oil and gas industries: drilling, exploration and production, integrated, midstream, refining and marketing, or equipment and services and (ii) the top 100 oil/gas reserve holders from the Carbon Underground 200 list.
Macroclimate 30 screen:	The Macroclimate 30 screen is an exclusion list of the 30 largest public-company owners of coal-fired power plants in developed markets, plus China and India. Macroclimate LLC is an investment advisory firm focused on sustainable investing and maintains the Macroclimate 30 screen.
Utilities screen:	The utilities screen is comprised of (i) companies assigned by Morningstar to one of the following utilities industries: regulated electric, regulated gas, independent power producers, and diversified and (ii) all companies on the GCEL with coal power operations.
If a company meets one or more of the screening criteria listed above, that company is excluded from the Index. Remaining Reference Index constituents are then weighted by free float-adjusted market capitalization. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The aggregate weight of companies with an individual weight greater than 5% is capped at 25% of the Index, and any remaining companies are capped at 4.5% of the Index.
The Index is typically composed of approximately 450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, based on data as of the close of business on the Friday of such reconstitution month. As of August 31, 2021, the Index was composed of 451 companies.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index normally, in weightings that approximate the relative composition of the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are issued by companies that do not derive any revenue from the sale of fossil fuels or have fossil fuel related assets or reserves or use fossil fuels for power generation. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in approximately the same weightings as in the Index. This is referred to as a passive or indexing approach to investing.To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index was not concentrated in any industry or group of industries.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Sustainability Considerations Risk. The Index’s focus on sustainability considerations (fossil fuel screens and other criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.
•General Market Risk; Recent Market Events. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation, and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19 the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.
•New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund's liquidation may not be favorable.
•Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
•Mid-Capitalization Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
•Passive Investment Risk. The Fund is not actively managed and Reflection Asset Management, LLC (the “Adviser”) would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
•New Index Provider Risk. The Index was created by and is owned and maintained by OurSphere.org, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that OurSphere.org will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by OurSphere.org or its agents generally will be borne by the Fund and its shareholders.
•Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index (or the Reference Index), including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
•Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance Information
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.reflectionam.com/sphere.